Annual Fund Operating Expenses - Invesco Short Term Municipal Fund	Dec. 17, 2021
Class A
Operating Expenses:
Management Fees	0.37%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.13%
Interest	0.03%
Total Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.78%
Class C
Operating Expenses:
Management Fees	0.37%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.13%
Interest	0.03%
Total Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.53%
Class Y
Operating Expenses:
Management Fees	0.37%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.13%
Interest	0.03%
Total Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.53%
Class R6
Operating Expenses:
Management Fees	0.37%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.04%
Interest	0.03%
Total Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.44%